Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash	$ 993	$ 993
Total current assets	993	993
OTHER ASSETS
Artemis License Agreement costs (net of allowance for nonrecoverability of costs of $100,000 and $100,000, respectively)
Total assets	993	993	0
CURRENT LIABILITIES
Accounts payable and accrued expenses	66,918	61,241
Accrued interest	13,143	11,578	7,027
Loans payable to related parties	12,245	9,902	1,761
Notes payable to third parties	59,553	37,574
Notes payable to related party	65,917	65,917	100,000
Derivative liability	259,142	205,403
Total current liabilities and total liabilities	476,918	391,615	108,788
STOCKHOLDERS' (DEFICIENCY)
Preferred stock; 10,000,000 shares authorized, $.001 par value, as of March 31, 2018 and December 31, 2017, and 2016 there are no shares outstanding
Common stock; 500,000,000 shares authorized, $.001 par value, as of March 31, 2018 and December 31, 2017,and 2016 there are 29,380,969 and 29,380,969 and 26,905,969 shares outstanding, respectively	29,381	29,381	26,906
Additional paid-in capital	495,994	495,994	(26,906)
Accumulated deficit	(1,001,300)	(915,997)	(108,788)
Total stockholders' (deficiency)	(475,925)	(390,622)	(108,788)
Total liabilities and stockholders' (deficiency)	$ 993	$ 993	$ 0